Retirement Benefits (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Effect of one-percentage-point change in assumed health-care cost trend rates
1-Percentage Point Increase	$ 4
1-Percentage Point Decrease	(4)
1-Percentage Point Increase	75
1-Percentage Point Decrease	$ (65)